CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 163,395,186	$ 147,967,115	$ 82,235,959
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	16,517,254	13,809,041	11,691,731
Amortization	9,723,617	9,416,310	1,216,959
Loss on disposal of property, plant and equipment	297,504	1,001,000	3,228,845
Fair value changes of short term investments	350,816
(Reversal of) /Allowance for doubtful accounts - accounts receivable	(77,624)	655,148	23,783
(Reversal of) /Allowance for doubtful accounts - prepayments and other receivables	(24,959)	96,267	0
Impairment for other non-current assets	0	2,671,528	0
Write-down of inventories to net realizable value	3,379,600	0	0
Deferred income tax benefit	(2,437,244)	(4,159,890)	(3,252,516)
Share-based compensation	26,600,015	23,130,570	33,903,283
Equity in income of an equity method investee	(1,587,067)	(2,368,995)	(3,509,071)
Change in operating assets and liabilities, net of effect of acquisition of TianXinFu:
Accounts receivable	22,132,899	(53,879,876)	(39,918,939)
Inventories	(14,848,008)	(42,594,485)	(42,078,261)
Prepayments and other current assets	4,403,945	(9,387,783)	(1,777,783)
Accounts payable	(1,298,670)	8,140,553	977,152
Income tax payable	2,499,525	(3,575,544)	6,047,808
Other payables and accrued expenses	2,792,697	23,693,979	16,821,694
Deferred income	(483,833)	(504,886)	(493,897)
Non-current income tax payable	(1,993,310)	(10,168,100)	37,067,138
Net cash provided by operating activities	229,342,343	103,941,952	102,183,885
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired from acquisition of TianXinFu	0	97,702,278	0
Purchase of time deposit	(1,682,444,149)	(1,871,773,012)	(22,669,000)
Proceeds from maturity of time deposit	1,718,265,827	1,349,949,821	0
Purchase of short term investments	(924,056,075)	(855,074,467)	0
Proceeds from maturity of short term investments	727,962,833	767,654,706	0
Payment for property, plant and equipment	(24,287,087)	(31,743,146)	(37,504,440)
Payment for intangible assets and land use rights	(149,010)	(4,973,244)	(786,691)
Proceeds from disposal of property, plant and equipment and land use rights	4,563,433	124,560	64,914
Prepayments for investments in equity securities	0	(10,812,893)	0
Net cash used in investing activities	(180,144,228)	(558,945,397)	(60,895,217)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from stock option exercised	611,774	1,184,534	867,546
Proceeds from short-term bank loans	0	0	23,009,280
Repayment of short-term bank loans	0	0	(23,412,060)
Dividend paid by subsidiaries to noncontrolling interest shareholders	(10,124,707)	(10,145,395)	(18,789,151)
Proceeds from issuance of ordinary shares	0	590,265,000	0
Prepayment to an investment bank for potential share repurchase	0	(10,000,000)	0
Payment to an investment bank for share repurchase	(110,042,776)
Refund of prepayment to an investment bank for share repurchase	9,034,987
Acquisition of noncontrolling interest	(118,949,200)	0	0
Net cash provided by/ (used in) financing activities	(229,469,922)	571,304,139	(18,324,385)
EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	3,141,673	3,243,017	12,607,032
NET (DECREASE) / INCREASE IN CASH AND CASH EQUIVALENTS	(177,130,134)	119,543,711	35,571,315
Cash at beginning of year	338,880,559	219,336,848	183,765,533
Cash at end of year	161,750,425	338,880,559	219,336,848
Supplemental cash flow information
Cash paid for income taxes	30,358,013	35,449,581	24,691,429
Cash paid for interest expense	0	0	252,353
Noncash investing and financing activities:
Acquisition of property, plant and equipment included in payables	3,154,835	3,687,742	7,548,964
Set-off loan receivable against accounts payable	3,716,055	3,784,297	0
Share repurchase using the prepayment to an investment bank	111,007,789
Fair value of noncash assets acquired and liabilities assumed in acquisition of Tianxinfu	$ 0	$ 337,186,892	$ 0